CONVERTIBLE NOTE PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of convertible promissory notes

The following table summarizes our convertible promissory notes outstanding, as of June 30, 2018 and December 31, 2017:

Issue Date	Holder	Security	Maturity Date	Interest Rate	Base Conversion Rate	June 30, 2018	December 31, 2017

4-02-18	Tangiers Global	Unsecured	10-04-18	5%	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert	$600,000	$—

6-04-18	Tangiers Global	Unsecured	12-04-18	5%	Upon default, Holder may convert all or a part of the note at a rate of 70% of the average of the two lowest trading prices during 15-day period prior to Holders election to convert	288,750	—
				Less unamortized Discount		(26,931)	—
						$861,819	$—

The following table summarizes our convertible promissory notes outstanding as of December 31, 2017 and 2016:

			Maturity	Interest	Base	December 31,
Issue Date	Holder	Security	Date	Rate	Conversion Rate	2017	2016
12/28/2016	Tangiers Investment Group	Unsecured	7/8/2017	10%	$1.00 through maturity; 55% of lowest closing price thereafter	$—	$35,000
8/10/2016	JSJ Investments	Unsecured	5/10/2017	12%	$0.20 during first 180 days; 45% of lowest closing price thereafter	—	125,000
						—	160,000
					Less unamortized discount	—	(34,453)
						$—	$125,547